Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
June 30, 2026
ADESI-NPRT3-0826
1.804792.122
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
BHP Group Ltd ADR (a)	288,200	24,009,942
Glencore PLC	561,800	3,830,593

TOTAL AUSTRALIA		27,840,535
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	108,300	32,420,818
CANADA - 0.8%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	40,033	4,414,427
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Imperial Oil Ltd	83,400	9,365,263
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (b)	7,100	2,590,080
IT Services - 0.2%
Shopify Inc Class A (United States) (b)	58,600	6,690,948
TOTAL INFORMATION TECHNOLOGY		9,281,028
Materials - 0.3%
Metals & Mining - 0.3%
Agnico Eagle Mines Ltd/CA (United States)	1,500	232,695
Franco-Nevada Corp	53,700	11,204,965
Major Drilling Group International Inc (b)	19,100	202,952
Orla Mining Ltd	80,500	787,262
TOTAL MATERIALS		12,427,874
TOTAL CANADA		35,488,592
CHILE - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Antofagasta PLC	282,000	14,289,050
Lundin Mining Corp	746,900	18,200,503

TOTAL CHILE		32,489,553
CHINA - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	24,900	1,447,405
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc (b)	209,174	7,078,448
GERMANY - 0.1%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Auto1 Group SE (a)(b)	102,500	2,712,418
Information Technology - 0.1%
Software - 0.1%
SAP SE	21,800	3,360,431
Materials - 0.0%
Metals & Mining - 0.0%
thyssenkrupp AG	43,600	518,350
TOTAL GERMANY		6,591,199
ITALY - 0.5%
Consumer Discretionary - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Brunello Cucinelli SpA non-voting shares	208,600	19,687,409
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC	57,600	1,800,503
TOTAL ITALY		21,487,912
JAPAN - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Shin-Etsu Chemical Co Ltd	36,500	1,591,016
LUXEMBOURG - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
ArcelorMittal SA depository receipt (a)	488,660	29,427,105
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp	38,922	6,782,548
NETHERLANDS - 1.5%
Health Care - 0.8%
Biotechnology - 0.8%
Argenx SE ADR (b)	35,100	32,564,727
Information Technology - 0.7%
Semiconductors & Semiconductor Equipment - 0.7%
ASML Holding NV depository receipt	13,900	27,653,216
NXP Semiconductors NV	12,900	3,625,287
TOTAL INFORMATION TECHNOLOGY		31,278,503
TOTAL NETHERLANDS		63,843,230
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC (a)	70,500	2,452,695
SWEDEN - 0.3%
Industrials - 0.3%
Machinery - 0.3%
Epiroc AB A Shares	511,600	14,036,640
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	163,500	78,082,695
UNITED KINGDOM - 1.0%
Consumer Staples - 0.9%
Tobacco - 0.9%
British American Tobacco PLC	577,800	35,755,981
Financials - 0.1%
Banks - 0.0%
Starling Bank Ltd (b)(d)(e)	879,300	2,460,993
Financial Services - 0.1%
Revolut Group Holdings Ltd (b)(d)(e)	1,900	2,618,086
TOTAL FINANCIALS		5,079,079
Industrials - 0.0%
Electrical Equipment - 0.0%
Dpc Holdings Ltd	6,100	299,266
TOTAL UNITED KINGDOM		41,134,326
UNITED STATES - 88.9%
Communication Services - 8.0%
Diversified Telecommunication Services - 0.5%
Space Exploration Technologies Corp (c)	43,719	7,469,828
Space Exploration Technologies Corp Class A (a)	77,476	13,237,550
		20,707,378
Entertainment - 0.1%
Lionsgate Studios Corp (b)	195,300	2,990,043
Netflix Inc (b)	29,800	2,127,719
		5,117,762
Interactive Media & Services - 7.4%
Alphabet Inc Class A	131,850	47,119,235
Alphabet Inc Class C	632,210	223,378,759
Meta Platforms Inc Class A	79,931	45,024,333
		315,522,327
TOTAL COMMUNICATION SERVICES		341,347,467
Consumer Discretionary - 7.2%
Automobiles - 0.4%
Tesla Inc (b)	43,700	18,380,220
Waymo LLC Class B (d)(e)	1,800	295,776
		18,675,996
Broadline Retail - 4.1%
Amazon.com Inc (b)	726,100	173,058,674
Hotels, Restaurants & Leisure - 1.5%
Cava Group Inc (a)(b)	41,200	3,233,376
Hilton Worldwide Holdings Inc	38,184	12,618,285
Marriott International Inc/MD Class A1	2,300	852,357
Starbucks Corp	122,300	12,497,837
Viking Holdings Ltd (b)	322,000	33,703,740
		62,905,595
Household Durables - 0.5%
SharkNinja Inc (b)	32,700	4,979,229
Toll Brothers Inc	108,700	17,908,325
		22,887,554
Specialty Retail - 0.6%
Revolve Group Inc Class A (b)	17,100	391,419
Ross Stores Inc	12,900	2,745,765
TJX Cos Inc/The	106,840	16,186,260
Victoria's Secret & Co (b)	22,900	1,911,692
Warby Parker Inc Class A (b)	67,700	2,054,018
Williams-Sonoma Inc	9,800	2,284,380
		25,573,534
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp Class A	5,600	2,247,896
Tory Burch LLC Class A (b)(d)(e)(f)	28,846	967,197
		3,215,093
TOTAL CONSUMER DISCRETIONARY		306,316,446
Consumer Staples - 1.0%
Consumer Staples Distribution & Retail - 0.3%
Dollar Tree Inc (b)	92,800	11,224,160
Food Products - 0.4%
Archer-Daniels-Midland Co	62,800	4,797,920
Bunge Global SA	107,800	11,505,494
		16,303,414
Household Products - 0.1%
Kimberly-Clark Corp (a)	49,700	5,455,569
Personal Care Products - 0.1%
Estee Lauder Cos Inc/The Class A	77,600	6,126,520
Tobacco - 0.1%
Philip Morris International Inc	29,200	5,282,572
TOTAL CONSUMER STAPLES		44,392,235
Energy - 3.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	323,300	17,943,150
Halliburton Co	258,300	8,769,285
SLB Ltd	203,100	9,442,119
		36,154,554
Oil, Gas & Consumable Fuels - 2.5%
APA Corp	419,700	13,669,629
Chevron Corp	29,100	4,823,616
ConocoPhillips	91,600	9,522,736
Energy Transfer LP	87,000	1,663,440
Exxon Mobil Corp	299,200	40,906,624
Marathon Petroleum Corp	46,300	11,837,521
Ovintiv Inc	181,100	9,534,915
Permian Resources Holdings Inc/DE Class A	140,900	2,593,969
Range Resources Corp	42,562	1,582,881
Targa Resources Corp	7,700	2,064,678
Valero Energy Corp	8,100	2,109,564
Williams Cos Inc/The	44,300	3,293,262
		103,602,835
TOTAL ENERGY		139,757,389
Financials - 7.9%
Banks - 1.0%
First Horizon Corp	642,100	16,463,444
JPMorgan Chase & Co	37,800	12,373,074
US Bancorp	228,400	13,795,360
		42,631,878
Capital Markets - 4.8%
Bank of New York Mellon Corp/The	303,600	43,903,596
Cboe Global Markets Inc	35,700	8,663,319
CME Group Inc Class A	27,400	6,050,742
Goldman Sachs Group Inc/The	17,400	17,597,838
KKR & Co Inc Class A	83,500	7,663,630
Morgan Stanley	253,900	53,075,256
Northern Trust Corp	79,700	13,855,048
Robinhood Markets Inc Class A (b)	77,400	7,761,672
State Street Corp	276,600	46,911,360
		205,482,461
Financial Services - 1.2%
Mastercard Inc Class A	75,859	38,961,182
Visa Inc Class A	34,300	11,767,987
		50,729,169
Insurance - 0.9%
AFLAC Inc	16,600	1,946,350
Arthur J Gallagher & Co	28,400	6,519,788
Chubb Ltd	87,600	29,848,824
		38,314,962
TOTAL FINANCIALS		337,158,470
Health Care - 8.5%
Biotechnology - 2.7%
Biogen Inc (b)	120,700	26,078,442
Blueprint Medicines Corp rights (b)(d)(e)	3,000	0
Cogent Biosciences Inc (b)	144,900	5,607,630
Cytokinetics Inc (b)	61,000	5,196,590
Gilead Sciences Inc	194,900	24,623,666
Insmed Inc (b)	109,500	11,674,890
Legend Biotech Corp ADR (b)	266,100	7,684,968
Madrigal Pharmaceuticals Inc (b)	6,200	3,329,090
Mirum Pharmaceuticals Inc (b)	19,000	2,224,330
Moderna Inc (b)	353,900	24,783,617
Revolution Medicines Inc (b)	20,200	3,783,056
		114,986,279
Health Care Equipment & Supplies - 0.7%
Edwards Lifesciences Corp (b)	65,500	5,925,130
Medline Inc Class A (a)	644,500	25,419,080
		31,344,210
Health Care Providers & Services - 1.5%
CVS Health Corp	57,800	5,979,410
Quest Diagnostics Inc	50,900	10,788,255
UnitedHealth Group Inc	117,200	48,711,836
		65,479,501
Life Sciences Tools & Services - 0.2%
Danaher Corp	52,300	9,962,104
Thermo Fisher Scientific Inc	600	300,816
		10,262,920
Pharmaceuticals - 3.4%
Eli Lilly & Co	65,338	78,368,357
Eli Lilly & Co rights (b)(d)	27,200	68,000
Johnson & Johnson	66,200	16,812,814
Merck & Co Inc	181,900	23,374,150
Roche Holding AG	41,480	17,084,832
Structure Therapeutics Inc ADR (b)	41,600	2,232,672
Viatris Inc	106,900	1,697,572
		139,638,397
TOTAL HEALTH CARE		361,711,307
Industrials - 13.5%
Aerospace & Defense - 2.2%
Anduril Industries Inc Class B (d)(e)	3,198	220,502
Anduril Industries Inc Class C (d)(e)	2	138
Beta Technologies Inc Class A (b)	31,500	527,625
Boeing Co (b)	133,120	28,816,486
BWX Technologies Inc	13,500	2,627,775
Carpenter Technology Corp	22,100	13,632,164
Curtiss-Wright Corp	1,200	909,312
Howmet Aerospace Inc	94,300	25,353,498
Leonardo DRS Inc	8,300	354,161
Textron Inc	125,600	11,521,288
Woodward Inc	22,200	9,444,768
		93,407,717
Air Freight & Logistics - 0.4%
CH Robinson Worldwide Inc	93,700	17,647,458
Building Products - 0.8%
Madison Air Solutions Corp Class A	35,700	1,392,300
Simpson Manufacturing Co Inc	47,100	9,860,385
Trane Technologies PLC	50,449	24,778,531
		36,031,216
Construction & Engineering - 1.4%
Dycom Industries Inc (b)	54,800	27,706,332
EMCOR Group Inc	23,400	19,419,192
Granite Construction Inc	83,300	13,168,064
		60,293,588
Electrical Equipment - 1.7%
Eaton Corp PLC	29,700	12,655,764
Emerson Electric Co	44,500	6,370,175
GE Vernova Inc	20,400	23,967,144
Nextpower Inc Class A (b)	103,900	12,378,646
Regal Rexnord Corp	72,500	17,268,775
		72,640,504
Ground Transportation - 1.2%
JB Hunt Transport Services Inc	12,400	3,588,932
Knight-Swift Transportation Holdings Inc	38,400	2,990,208
Norfolk Southern Corp	50,200	15,792,418
Old Dominion Freight Line Inc	119,200	25,818,720
Schneider National Inc Class B	12,300	449,319
Union Pacific Corp	4,700	1,278,400
XPO Inc (b)	8,000	1,642,320
		51,560,317
Machinery - 4.6%
AGCO Corp (a)	18,600	2,226,420
Allison Transmission Holdings Inc	15,000	1,691,100
Caterpillar Inc	7,800	8,306,220
Cummins Inc	44,000	31,381,240
Deere & Co	62,400	39,582,192
Dover Corp	72,700	16,305,156
ITT Inc	39,500	7,811,520
PACCAR Inc	168,500	20,240,220
Parker-Hannifin Corp	22,200	21,714,264
RBC Bearings Inc (b)	4,500	2,898,270
Terex Corp	188,500	13,645,515
Westinghouse Air Brake Technologies Corp	111,200	29,979,520
		195,781,637
Marine Transportation - 0.0%
Kirby Corp (b)	2,700	367,119
Passenger Airlines - 0.7%
Delta Air Lines Inc	299,600	28,060,536
Trading Companies & Distributors - 0.5%
Applied Industrial Technologies Inc	8,400	2,840,460
United Rentals Inc	8,000	9,063,120
WW Grainger Inc	6,200	8,434,480
		20,338,060
TOTAL INDUSTRIALS		576,128,152
Information Technology - 34.7%
Communications Equipment - 0.4%
Arista Networks Inc (b)	110,000	18,686,800
Electronic Equipment, Instruments & Components - 2.1%
Amphenol Corp Class A	110,900	19,553,888
Coherent Corp (b)	8,000	3,155,760
Corning Inc	82,100	20,970,803
Flex Ltd (b)	99,600	16,142,172
Jabil Inc	71,000	27,369,080
Keysight Technologies Inc (b)	3,600	1,260,252
		88,451,955
IT Services - 0.5%
IBM Corporation	14,200	3,993,182
Okta Inc Class A (b)	81,900	11,175,255
Snowflake Inc (b)	12,100	3,079,450
Twilio Inc Class A (b)	22,100	4,559,893
		22,807,780
Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices Inc (b)	48,100	27,941,771
Analog Devices Inc	87,300	34,672,941
Applied Materials Inc	95,700	69,191,100
ARM Holdings PLC ADR (a)(b)	29,600	10,495,272
Broadcom Inc	179,400	67,768,350
Enphase Energy Inc (b)	61,500	3,028,260
Entegris Inc	8,100	1,456,866
Intel Corp (b)(g)	521,000	72,747,230
KLA Corp	257,000	77,539,470
Lam Research Corp	120,700	52,302,931
MACOM Technology Solutions Holdings Inc (b)	3,200	1,217,184
Marvell Technology Inc	26,948	8,027,540
Micron Technology Inc	64,700	74,682,563
Monolithic Power Systems Inc	16,500	22,808,940
NVIDIA Corp	1,839,300	368,025,537
Rambus Inc (b)	23,000	3,053,020
Teradyne Inc	37,800	18,289,152
		913,248,127
Software - 4.4%
Applied Intuition Inc Class A (b)(d)(e)	6,266	615,071
Cadence Design Systems Inc (b)	20,300	7,618,996
Canva Inc Class A (b)(d)(e)	5,833	7,411,585
Crowdstrike Holdings Inc Class A (b)	13,400	10,226,076
Datadog Inc Class A (b)	29,200	7,602,512
Microsoft Corp	278,213	103,779,013
Oracle Corp	75,500	11,064,525
Palantir Technologies Inc Class A (b)	60,900	7,105,203
Palo Alto Networks Inc (b)	73,800	25,167,276
Rubrik Inc Class A (b)	22,700	1,822,356
Synopsys Inc (b)	6,300	2,810,241
Zoom Communications Inc Class A (b)	20,400	1,760,724
		186,983,578
Technology Hardware, Storage & Peripherals - 5.9%
Apple Inc	670,255	193,944,987
Dell Technologies Inc Class C	33,300	14,367,618
Seagate Technology Holdings PLC	18,900	18,238,500
Western Digital Corp	40,400	25,804,288
		252,355,393
TOTAL INFORMATION TECHNOLOGY		1,482,533,633
Materials - 2.7%
Chemicals - 0.8%
Albemarle Corp	25,100	3,389,253
Celanese Corp	52,300	2,405,800
Corteva Inc	215,200	18,225,288
Linde PLC	16,700	8,666,298
Westlake Corp	22,900	1,671,700
		34,358,339
Metals & Mining - 1.9%
Alcoa Corp	487,500	25,418,250
Coeur Mining Inc	389,300	6,353,376
Freeport-McMoRan Inc	239,000	15,030,710
Newmont Corp	39,000	3,642,600
Steel Dynamics Inc	129,700	29,760,962
		80,205,898
TOTAL MATERIALS		114,564,237
Real Estate - 0.8%
Health Care REITs - 0.3%
Ventas Inc	144,300	12,813,840
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	245,300	5,816,063
Industrial REITs - 0.3%
Prologis Inc	84,800	11,487,856
Specialized REITs - 0.1%
Extra Space Storage Inc	39,700	5,768,410
TOTAL REAL ESTATE		35,886,169
Utilities - 1.3%
Electric Utilities - 1.3%
American Electric Power Co Inc	24,800	3,392,888
Evergy Inc	117,600	10,164,168
Eversource Energy	172,900	12,495,483
NextEra Energy Inc	347,900	30,535,183
		56,587,722
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy Inc Class C	30,000	1,025,400
TOTAL UTILITIES		57,613,122
TOTAL UNITED STATES		3,797,408,627
TOTAL COMMON STOCKS (Cost $2,455,213,294)		4,199,603,344

Convertible Preferred Stocks - 1.0%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	17,226	5,470,288
UNITED STATES - 0.9%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Waymo LLC Series D-2 (d)(e)	6,500	1,068,080
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(d)(e)	30,000	2,068,500
Information Technology - 0.9%
IT Services - 0.1%
Yanka Industries Inc Series E (b)(d)(e)	165,574	235,115
Yanka Industries Inc Series F (b)(d)(e)	265,105	638,903
		874,018
Software - 0.8%
Anthropic PBC Series G (d)(e)	26,100	15,373,161
Anthropic PBC Series H (d)(e)	12,400	7,303,724
Applied Intuition Inc Series A2 (b)(d)(e)	8,157	800,692
Applied Intuition Inc Series B2 (b)(d)(e)	3,934	386,161
Evozyne Inc Series A (b)(d)(e)	20,000	326,000
MOLOCO Inc Series A (b)(d)(e)	100,208	7,714,012
		31,903,750
TOTAL INFORMATION TECHNOLOGY		32,777,768
TOTAL UNITED STATES		35,914,348
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,883,591)		41,384,636

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	22,869,485	22,874,058
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	77,567,624	77,575,382
TOTAL MONEY MARKET FUNDS (Cost $100,449,440)			100,449,440

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $2,591,546,325)	4,341,437,420
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(70,649,721)
NET ASSETS - 100.0%	4,270,787,699

Written Options
	Clearinghouse / Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Intel Corp	Chicago Board Options Exchange	1,600	22,340,800	170.00	8/2026	(1,552,000)

						(1,552,000)
TOTAL WRITTEN OPTIONS (Premiums Received $(1,195,058))						(1,552,000)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $7,469,828 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,973,984 or 1.3% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $22,340,800.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $11,653,682.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,226,484

Anthropic PBC Series G	1/27/2026	6,763,460

Anthropic PBC Series H	5/28/2026	7,303,718

Applied Intuition Inc Class A	7/2/2024	374,048

Applied Intuition Inc Series A2	7/2/2024	486,931

Applied Intuition Inc Series B2	7/2/2024	234,840

Blueprint Medicines Corp rights	7/21/2025	1,379

Bytedance Ltd Series E1	11/18/2020	1,887,524

Canva Inc Class A	3/18/2024 - 8/19/2025	6,801,313

Evozyne Inc Series A	4/9/2021	449,400

MOLOCO Inc Series A	6/26/2023	6,012,480

Revolut Group Holdings Ltd	1/28/2026	2,679,181

Starling Bank Ltd	6/18/2021 - 4/5/2022	1,694,172

Tory Burch LLC Class A	5/14/2015	2,039,212

Waymo LLC Class B	4/22/2026	295,768

Waymo LLC Series D-2	2/2/2026	1,068,053

Yanka Industries Inc Series E	5/15/2020	2,000,001

Yanka Industries Inc Series F	4/8/2021	8,450,700

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,113,028	509,895,841	542,137,853	1,259,406	3,042	-	22,874,058	22,869,485	0.0%
Fidelity Securities Lending Cash Central Fund	8,254,830	622,900,088	553,579,598	96,316	62	-	77,575,382	77,567,624	0.2%
Total	63,367,858	1,132,795,929	1,095,717,451	1,355,722	3,104	-	100,449,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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